UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT
OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-08759
Laudus Institutional Trust
(Exact name of registrant as specified in charter)
211 Main Street, San Francisco, California 94105
(Address of principal executive offices)     (Zip code)
Marie Chandoha
Laudus Institutional Trust
211 Main Street, San Francisco, California 94105
(Name and address of agent for service)
Registrant’s telephone number, including area code: (415) 636-7000
Date of fiscal year end: March 31
Date of reporting period: September 30, 2011

Item 1:	Report(s) to Shareholders.

Semiannual Report September 30, 2011

COMMAND PERFORMANCETM

Laudus Mondrian Institutional Fundstm

Laudus Mondrian Institutional Emerging Markets Fund

Laudus Mondrian Institutional International Equity Fund

Adviser
Charles Schwab Investment Management, Inc.

Subadviser
Mondrian Investment Partners Limited

This page is intentionally left blank.

Laudus Mondrian Institutional Funds

In This Report

Fund investment adviser: Charles Schwab Investment Management, Inc. (CSIM).
Distributor: ALPS Distributors, Inc.

The industry/sector classification of the funds’ portfolio holdings uses the Global Industry Classification Standard (GICS) which was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor’s. GICS is a service mark of MSCI and S&P and has been licensed for use by CSIM and certain affiliates. Charles Schwab & Co, Inc. and ALPS Distributors, Inc. are unaffiliated entities.

Performance at a Glance

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.laudus.com.

Total Return for the Report Period

Laudus Mondrian Institutional Emerging Markets Fund (Ticker Symbol: LIEMX)[1]	-18.74%

MSCI Emerging Markets Index (Net)	-23.45%

Performance Details	pages 4-5

Laudus Mondrian Institutional International Equity Fund (Ticker Symbol: LIIEX)[1]	-11.27%

MSCI EAFE® Index (Net)	-17.74%

Performance Details	pages 6-7

All fund and index figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized. Redemption fees charged on shares sold or exchanged 30 days or less after purchasing them may affect share level returns.

Fund expenses may have been partially absorbed by CSIM. Without these reductions, the funds’ returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

There are risks associated with investing in securities of foreign issuers, such as erratic market conditions, economic and political instability, fluctuations in currency and exchange rates, and an increased risk of price volatility associated with less uniformity in accounting and reporting requirements. Investing in emerging markets accentuates these risks. Investments in emerging markets may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries.

Please see prospectus for further detail and investor eligibility requirements.

[1]	The fund’s performance relative to the index may be affected by fair-value pricing, see financial note 2 for more information.

2 Laudus Mondrian Institutional Funds

The Investment Environment

During the six-month period that ended September 30, 2011, the financial markets saw sharp declines in global stocks and long-term interest rates in the United States. Contributing to these events were continued challenges in Europe, the downgrade of long-term U.S. Treasury debt and a global economy that appeared to be losing steam.

As global economic data began pointing toward weaker growth ahead, concerns about the debt levels of sovereign nations helped dampen investment in stocks worldwide. In August, credit rating agency Standard & Poor’s warned against the growing level of debt owed by the U.S. government and downgraded the credit rating of long-term U.S. debt from AAA to AA+. Throughout the summer, markets labored under worries that a default on Greece’s sovereign debt could destabilize some European banks and that debt levels in Portugal, Italy, or Spain might lead to further financial instability across the globe.

These concerns combined to spark a global sell-off in stocks in August and September, as markets appeared to forecast another worldwide recession. A flight to quality by investors helped stock markets in the United States outperform international markets, although both generated negative absolute returns. U.S. stocks outperformed some sectors of the global market that had previously been the market leaders. For example, in contrast to the strong performance of emerging markets in late 2010, large-cap stocks in developed countries outperformed emerging markets during the summer’s market weakness.

As investors sought the safety of U.S Treasury securities, yields on 10-year Treasury notes fell from 3.5% at the end of March to 2.0% at the end of September. Corporate bonds and other non-Treasury debt securities traded at higher spreads to Treasury bonds over the last months of the period as investors moved toward safer assets. As stock prices fell, the dividend yield of the S&P 500 rose to a level that matched the yield of 10-year U.S. Treasury bonds, something that has happened only twice in over 60 years.

Laudus Mondrian Institutional Funds 3

Laudus Mondrian Institutional Emerging Markets Fund

Performance Summary as of 9/30/11

Past performance does not guarantee future results. The performance data quoted represents past performance, and current returns may be lower or higher. The performance information does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month end, visit www.laudus.com.

Performance data quoted does not reflect the non-recurring redemption fee of 2% that may be charged if shares are sold or exchanged within 30 days of the purchase date. If these fees were reflected, the performance data quoted would be lower.

 Average Annual Total Returns1

Fund and Inception Date	6 Months	1 Year	3 Years	Since Inception

Fund: Laudus Mondrian Institutional Emerging Markets Fund (4/24/08)	-18.74%	-15.76%	4.62%	-5.69%
MSCI Emerging Markets Index (Net)[2]	-23.45%	-16.15%	6.27%	-6.05%

Fund Expense Ratios3: Net 1.27%; Gross 2.63%

 Fund Characteristics

Number of Companies[4]	46
Weighted Average Market Cap ($ x 1,000,000)	$31,913
Price/Earnings Ratio (P/E)	9.51
Price/Book Ratio (P/B)	1.44
Portfolio Turnover (One year trailing)	27%

 Fund Overview

Fund

Initial Investment	$1,000,000
Inception Date	4/24/2008
Ticker Symbol	LIEMX
Cusip	51855H101
NAV	$7.76

All figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

Portfolio holdings may have changed since the report date.

The fund’s performance relative to the index may be affected by fair-value pricing, see financial note 2 for more information.

[1]	Fund expenses may have been partially absorbed by CSIM. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[2]	The MSCI Emerging Markets Index (Net) is a free float-adjusted market capitalization index that is designed to measure equity market performance in the global emerging markets. This series approximates the minimum possible dividend reinvestment. Investors cannot invest directly in any index and index figures do not include trading and management costs.
[3]	As stated in the prospectus. Net Expenses: Reflects expenses expected to be charged to shareholders through at least 7/30/21. Adviser expects to hold expenses at this level by waiving its management fees and/or bearing other expenses. Gross Expenses: Reflects the total annual fund operating expenses. Actual expenses are influenced by total assets and may be reduced based on contractual fee waiver by Adviser. Please see the prospectus for more information. For actual ratios during the period, refer to the Financial Highlights section in the Financial Statements.
[4]	Short-term investments are not included.

4 Laudus Mondrian Institutional Funds

 Laudus Mondrian Institutional Emerging Markets Fund

Performance Summary   as of 9/30/11 continued

 Country Weightings % of Investments

China	24.5%

Brazil	17.6%

India	9.3%

Taiwan	7.4%

South Africa	5.4%

Republic of Korea	5.3%

Indonesia	4.6%

Thailand	4.6%

Turkey	4.1%

Russia	3.2%

Chile	2.8%

Peru	2.7%

Other Countries	8.5%

Total	100.0%

 Sector Weightings % of Equities

Financials	22.7%
Energy	15.2%
Information Technology	12.5%
Industrials	9.7%
Telecommunication Services	9.5%
Utilities	9.4%
Consumer Staples	9.1%
Materials	6.7%
Consumer Discretionary	5.2%
Total	100.0%

 Top Equity Holdings % of Net Assets1

Taiwan Semiconductor Manufacturing Co., Ltd.	4.0%
China Construction Bank Corp., Class H	3.4%
Vale S.A. ADR	3.3%
Samsung Electronics Co., Ltd.	3.1%
Beijing Enterprises Holdings Ltd.	3.0%
Redecard S.A.	2.9%
Want Want China Holdings Ltd.	2.8%
China Mobile Ltd.	2.8%
Enersis S.A. ADR	2.7%
Industrial & Commercial Bnak of China Ltd., Class H	2.7%
Total	30.7%

There are risks associated with investing in foreign companies, such as erratic market conditions, economic and political instability, fluctuations in currency and exchange rates, and an increased risk of price volatility associated with less uniformity in accounting and reporting requirements. Investing in emerging markets accentuates these risks. Investments in emerging markets may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries.

Portfolio holdings may have changed since the report date.

[1]	This list is not a recommendation of any security by the investment adviser.

Laudus Mondrian Institutional Funds 5

Laudus Mondrian Institutional International Equity Fund

Performance Summary as of 9/30/11

Past performance does not guarantee future results. The performance data quoted represents past performance, and current returns may be lower or higher. The performance information does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month end, visit www.laudus.com.

Performance data quoted does not reflect the non-recurring redemption fee of 2% that may be charged if shares are sold or exchanged within 30 days of the purchase date. If these fees were reflected, the performance data quoted would be lower.

 Average Annual Total Returns1

Fund and Inception Date	6 Months	1 Year	3 Years	Since Inception

Fund: Laudus Mondrian Institutional International Equity Fund (4/24/08)	-11.27%	-5.31%	-2.29%	-8.30%
MSCI EAFE Index®(Net)[2]	-17.74%	-9.36%	-1.13%	-9.05%

Fund Expense Ratios3: Net 0.90%; Gross 2.20%

 Fund Characteristics

Number of Companies[4]	38
Weighted Average Market Cap ($ x 1,000,000)	$57,250
Price/Earnings Ratio (P/E)	10.84
Price/Book Ratio (P/B)	1.31
Portfolio Turnover (One year trailing)	19%

 Fund Overview

Fund

Initial Investment	$1,000,000
Inception Date	4/24/2008
Ticker Symbol	LIIEX
Cusip	51855H200
NAV	$6.85

All figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

Portfolio holdings may have changed since the report date.

The fund’s performance relative to the index may be affected by fair-value pricing, see financial note 2 for more information.

[1]	Fund expenses may have been partially absorbed by CSIM. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[2]	The Morgan Stanley Capital International Europe, Australasia, Far East (MSCI EAFE®) Index (Net) is a free float-adjusted market capitalization index that is designed to measure market equity performance in 21 developed market countries, excluding the U.S. and Canada. This series approximates the minimum possible dividend reinvestment. Investors cannot invest directly in any index and index figures do not include trading and management costs.
[3]	As stated in the prospectus. Net Expenses: Reflects expenses expected to be charged to shareholders through at least 7/30/21. Adviser expects to hold expenses at this level by waiving its management fees and/or bearing other expenses. Gross Expenses: Reflects the total annual fund operating expenses. Actual expenses are influenced by total assets and may be reduced based on contractual fee waiver by Adviser. Please see the prospectus for more information. For actual ratios during the period, refer to the Financial Highlights section in the Financial Statements.
[4]	Short-term investments are not included.

6 Laudus Mondrian Institutional Funds

 Laudus Mondrian Institutional International Equity Fund

Performance Summary   as of 9/30/11 continued

 Country Weightings % of Investments

United Kingdom	21.0%

Japan	20.7%

France	15.4%

Spain	7.7%

Switzerland	7.1%

Australia	6.6%

Netherlands	4.7%

Singapore	3.8%

Italy	3.5%

Taiwan	3.1%

Germany	3.1%

Other Countries	3.3%

Total	100.0%

 Sector Weightings % of Equities

Consumer Staples	21.1%
Health Care	16.0%
Financials	15.9%
Telecommunication Services	14.4%
Energy	11.9%
Information Technology	6.7%
Utilities	6.0%
Consumer Discretionary	4.8%
Industrials	2.5%
Materials	0.7%
Total	100.0%

 Top Equity Holdings % of Net Assets1

Unilever plc	4.2%
GlaxoSmithKline plc	4.1%
Novartis AG - Reg’d	3.9%
Takeda Pharmaceutical Co., Ltd.	3.7%
Kao Corp.	3.6%
Canon, Inc.	3.4%
Seven & i Holdings Co., Ltd.	3.4%
Tesco plc	3.4%
France Telecom S.A.	3.3%
Telefonica S.A.	3.2%
Total	36.2%

There are risks associated with investing in foreign companies, such as erratic market conditions, economic and political instability, fluctuations in currency and exchange rates, and an increased risk of price volatility associated with less uniformity in accounting and reporting requirements.

Portfolio holdings may have changed since the report date.

[1]	This list is not a recommendation of any security by the investment adviser.

Laudus Mondrian Institutional Funds 7

Fund Expenses (Unaudited)

 Examples for a $1,000 Investment

As a fund shareholder, you incur two types of costs: transaction costs, such as redemption fees; and, ongoing costs, such as management fees, transfer agent and shareholder services fees, and other fund expenses.

The expense examples below are intended to help you understand your ongoing cost (in dollars) of investing in a fund and to compare this cost with the ongoing cost of investing in other mutual funds. These examples are based on an investment of $1,000 invested for the period beginning April 1, 2011 and held through September 30, 2011.

Actual Return lines in the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number given for your fund or share class under the heading entitled “Expenses Paid During Period.”

Hypothetical Return lines in the table below provide information about hypothetical account values and hypothetical expenses based on a fund’s actual expense ratio and an assumed return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account value or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs, such as redemption fees. If these transactional costs were included, your costs would have been higher.

			Ending
		Beginning	Account Value	Expenses Paid
	Expense Ratio[1]	Account Value	(Net of Expenses)	During Period[2]
	(Annualized)	at 4/1/11	at 9/30/11	4/1/11–9/30/11

Laudus Mondrian Institutional Emerging Markets Fund
Actual Return	1.27%	$1,000	$812.60	$5.76
Hypothetical 5% Return	1.27%	$1,000	$1,018.65	$6.41

Laudus Mondrian Institutional International Equity Fund
Actual Return	0.90%	$1,000	$887.30	$4.25
Hypothetical 5% Return	0.90%	$1,000	$1,020.50	$4.55

[1]	Based on the most recent six-month expense ratio; may differ from the expense ratio provided in the Financial Highlights.
[2]	Expenses for each fund are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by 183 days of the period, and divided by 366 days of the fiscal year.

8 Laudus Mondrian Institutional Funds

Laudus Mondrian Institutional Emerging Markets Fund

Financial Statements

Financial Highlights

	4/1/11–		4/1/10–	4/1/09–	4/25/08[1]–
	9/30/11*		3/31/11	3/31/10	3/31/09

Per-Share Data ($)

Net asset value at beginning of period	9.55		8.62	5.23	10.00

Income (loss) from investment operations:
Net investment income (loss)	0.16		0.11	0.19	0.14
Net realized and unrealized gains (losses)	(1.95)		0.92	3.39	(4.81)

Total from investment operations	(1.79)		1.03	3.58	(4.67)
Less distributions:
Distributions from net investment income	—		(0.10)	(0.19)	(0.10)

Net asset value at end of period	7.76		9.55	8.62	5.23

Total return (%)	(18.74)[2]		11.97	68.64	(46.71)[2]

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	1.27	[3]	1.27	1.27	1.25	[3,4]
Gross operating expenses	1.46	[3]	2.63	7.56	7.22	[3]
Net investment income (loss)	3.91	[3]	1.26	2.48	2.10	[3]
Portfolio turnover rate	14	[2]	20	45	64	[2]
Net assets, end of period ($ x 1,000)	64,247		54,110	5,731	1,593

* Unaudited.
1 Commencement of operations.
2 Not annualized.
3 Annualized.
4 The ratio of net operating expenses would have been 1.27% if custody credits had not been included.

See financial notes 9

 Laudus Mondrian Institutional Emerging Markets Fund

Portfolio Holdings as of September 30, 2011 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings is also available by visiting the fund’s website at www.laudus.com.

		Cost	Value
Holdings by Category		($)	($)

89.9%	Common Stock	69,794,291	57,781,641
9.4%	Preferred Stock	7,529,693	6,016,733
0.1%	Other Investment Company	84,425	84,425

99.4%	Total Investments	77,408,409	63,882,799
0.6%	Other Assets and Liabilities, Net		364,499

100.0%	Net Assets		64,247,298

	Number	Value
Security	of Shares	($)

Common Stock 89.9% of net assets

Brazil 8.1%

Materials 1.0%
Companhia Siderurgica Nacional S.A. ADR	85,800	681,252

Software & Services 2.9%
Redecard S.A.	138,600	1,887,068

Transportation 2.3%
CCR S.A.	56,200	1,463,098

Utilities 1.9%
CPFL Energia S.A. ADR	54,400	1,204,960

		5,236,378

Chile 2.7%

Utilities 2.7%
Enersis S.A. ADR	104,100	1,760,331

China 24.3%

Banks 6.1%
China Construction Bank Corp., Class H	3,626,390	2,193,370
Industrial & Commercial Bank of China Ltd., Class H	3,614,695	1,745,500

		3,938,870

Capital Goods 3.0%
Beijing Enterprises Holdings Ltd.	379,500	1,905,309

Energy 2.4%
China Shenhua Energy Co., Ltd., Class H	398,000	1,560,578

Food, Beverage & Tobacco 2.9%
Want Want China Holdings Ltd.	2,020,000	1,829,427

Household & Personal Products 1.6%
Hengan International Group Co., Ltd.	128,000	1,022,270

Retailing 0.8%
Belle International Holdings Ltd.	313,456	540,396

Telecommunication Services 2.8%
China Mobile Ltd.	183,500	1,793,767

Transportation 2.6%
China Merchants Holdings International Co., Ltd.	416,000	1,115,385
China Shipping Development Co., Ltd., Class H	844,000	536,638

		1,652,023

Utilities 2.1%
China Resources Power Holdings Co., Ltd.	912,000	1,376,531

		15,619,171

India 9.3%

Automobiles & Components 2.3%
Tata Motors Ltd.	473,331	1,488,078

Banks 2.1%
Axis Bank Ltd.	61,619	1,288,047
Axis Bank Ltd. ADR	3,624	75,524

		1,363,571

Capital Goods 1.8%
Larsen & Toubro Ltd.	41,429	1,141,240

Diversified Financials 2.0%
Rural Electrification Corp., Ltd.	363,761	1,266,457

Software & Services 1.1%
HCL Technologies Ltd.	85,947	710,112

		5,969,458

Indonesia 4.6%

Automobiles & Components 2.1%
PT Astra International Tbk	185,000	1,322,471

Utilities 2.5%
PT Perusahaan Gas Negara	5,450,000	1,638,074

		2,960,545

Kazahkstan 1.5%

Energy 1.5%
KazMunaiGas Exploration Production GDR	65,216	956,067

Malaysia 2.1%

Telecommunication Services 2.1%
Maxis Berhad	795,100	1,320,581

Mexico 2.4%

Materials 2.4%
Grupo Mexico S.A.B. de C.V., Series B	644,100	1,523,348

10 See financial notes

 Laudus Mondrian Institutional Emerging Markets Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Peru 2.7%

Banks 2.7%
Credicorp Ltd.	18,595	1,714,459

Philippines 2.4%

Telecommunication Services 2.4%
Philippine Long Distance Telephone Co. ADR	31,500	1,560,195

Republic of Korea 5.3%

Banks 2.2%
KB Financial Group, Inc.	42,496	1,404,157

Semiconductors & Semiconductor Equipment 3.1%
Samsung Electronics Co., Ltd.	2,879	2,010,280

		3,414,437

Russia 3.2%

Energy 3.2%
Gazprom ADR	103,419	987,651
LUKOIL ADR	21,000	1,053,990

		2,041,641

South Africa 5.3%

Diversified Financials 0.8%
African Bank Investments Ltd.	132,429	538,706

Energy 1.9%
Sasol Ltd.	30,349	1,244,661

Food, Beverage & Tobacco 2.6%
Tiger Brands Ltd.	63,269	1,640,011

		3,423,378

Taiwan 7.4%

Semiconductors & Semiconductor Equipment 5.2%
MediaTek, Inc.	73,074	794,581
Taiwan Semiconductor Manufacturing Co., Ltd.	1,129,224	2,541,613
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	3,100	35,433

		3,371,627

Telecommunication Services 2.2%
Chunghwa Telecom Co., Ltd.	417,000	1,381,067

		4,752,694

Thailand 4.6%

Banks 2.0%
Kasikornbank Public Co., Ltd. NVDR	345,100	1,286,926

Energy 2.6%
PTT PCL	196,600	1,644,395

		2,931,321

Turkey 4.0%

Banks 2.2%
Turkiye Garanti Bankasi A/S	374,965	1,451,039

Energy 1.8%
Tupras-Turkiye Petrol Rafinerileri A/S	55,921	1,146,598

		2,597,637

Total Common Stock
(Cost $69,794,291)		57,781,641

Preferred Stock 9.4% of net assets

Brazil 9.4%

Banks 2.4%
Itausa - Investimentos Itau S.A.	306,394	1,552,950

Energy 1.7%
Petroleo Brasileiro S.A.	106,100	1,077,788

Food, Beverage & Tobacco 2.0%
Companhia de Bebidas das Americas ADR	42,300	1,296,495

Materials 3.3%
Vale S.A. ADR	99,500	2,089,500

Total Preferred Stock
(Cost $7,529,693)		6,016,733

Other Investment Company 0.1% of net assets

United States 0.1%
State Street Institutional Liquid Reserves Fund - Institutional Class	84,425	84,425

Total Other Investment Company
(Cost $84,425)		84,425

End of Investments.

At 09/30/11, the tax basis cost of the fund’s investments was $77,893,713 and the unrealized appreciation and depreciation were $145,687 and ($14,156,601), respectively, with a net unrealized depreciation of ($14,010,914).

At 09/30/11, the values of certain foreign securities held by the fund aggregating $41,233,870 were adjusted from their closing market values in accordance with international fair valuation procedures approved by the fund’s Board of Trustees. (See financial note 2)

ADR —	American Depositary Receipt
GDR —	Global Depositary Receipt
NVDR —	Non-Voting Depositary Receipt

See financial notes 11

 Laudus Mondrian Institutional Emerging Markets Fund

Statement of
Assets and Liabilities
As of September 30, 2011; unaudited

Assets

Investments, at value (cost $77,408,409)		$63,882,799
Foreign currency, at value (cost $197,599)		197,219
Receivables:
Investments sold		1,336,163
Dividends		139,739
Interest	+	97

Total assets		65,556,017

Liabilities

Payables:
Investments bought		1,273,298
Investment adviser fees		4,043
Trustee’s retirement plan		631
Accrued expenses	+	30,747

Total liabilities		1,308,719

Net Assets

Total assets		65,556,017
Total liabilities	−	1,308,719

Net assets		$64,247,298

Net Assets by Source
Capital received from investors		77,388,334
Net investment income not yet distributed		1,227,787
Net realized capital losses		(842,259)
Net unrealized capital losses		(13,526,564)

Net Asset Value (NAV)

		Shares
Net Assets	÷	Outstanding	=	NAV
$64,247,298		8,274,156		$7.76

12 See financial notes

 Laudus Mondrian Institutional Emerging Markets Fund

Statement of
Operations
For April 1, 2011 through September 30, 2011; unaudited

Investment Income

Dividends (net of foreign withholding taxes of $176,906)		$1,728,584
Interest	+	1,159

Total investment income		1,729,743

Expenses

Investment adviser fees		333,948
Custodian fees		46,103
Professional fees		25,628
Accounting and administration fees		25,540
Registration fees		17,436
Trustees’ fees		15,780
Shareholder reports		12,266
Transfer agent fees		4,737
Interest expense		13
Other expenses	+	7,221

Total expenses		488,672
Expense reduction by adviser	−	64,547
Custody credits	−	5

Net expenses	−	424,120

Net investment income		1,305,623

Realized and Unrealized Gains (Losses)

Net realized losses on investments (net of foreign capital gain tax of $673)		(294,354)
Net realized losses on foreign currency transactions	+	(99,791)

Net realized losses		(394,145)
Net unrealized losses on investments (net of foreign capital gain tax of $30,852)		(15,531,275)
Net unrealized losses on foreign currency translations	+	(1,947)

Net unrealized losses	+	(15,533,222)

Net realized and unrealized losses		(15,927,367)

Decrease in net assets resulting from operations		($14,621,744)

See financial notes 13

 Laudus Mondrian Institutional Emerging Markets Fund

Statement of
Changes in Net Assets
For the current and prior report periods
Figures for the current period are unaudited

Operations

4/1/11-9/30/11			4/1/10-3/31/11
Net investment income		$1,305,623	$167,899
Net realized gains (losses)		(394,145)	19,602
Net unrealized gains (losses)	+	(15,533,222)	1,800,129

Increase (Decrease) in net assets from operations		(14,621,744)	1,987,630

Distributions to Shareholders

Distributions from net investment income		$—	($152,296)

Transactions in Fund Shares

		4/1/11-9/30/11		4/1/10-3/31/11
		SHARES	VALUE	SHARES	VALUE
Shares sold		3,134,689	$29,405,000	4,986,480	$46,409,403
Shares reinvested		—	—	14,616	135,492
Shares redeemed	+	(526,491)	(4,645,875)	(134)	(1,210)

Net transactions in fund shares		2,608,198	$24,759,125	5,000,962	$46,543,685

Shares Outstanding and Net Assets

		4/1/11-9/30/11		4/1/10-3/31/11
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		5,665,958	$54,109,917	664,996	$5,730,898
Total increase	+	2,608,198	10,137,381	5,000,962	48,379,019

End of period		8,274,156	$64,247,298	5,665,958	$54,109,917

Net investment income not yet distributed/(Distributions in excess of net investment income)			$1,227,787		($77,836)

14 See financial notes

Laudus Mondrian Institutional International Equity Fund

Financial Statements

Financial Highlights

	4/1/11–		4/1/10–	4/1/09–	4/25/08[1]–
	9/30/11*		3/31/11	3/31/10	3/31/09

Per-Share Data ($)

Net asset value at beginning of period	7.72		7.50	5.39	10.00

Income (loss) from investment operations:
Net investment income (loss)	0.22		0.21	0.21	0.16
Net realized and unrealized gains (losses)	(1.09)		0.24	2.07	(4.59)

Total from investment operations	(0.87)		0.45	2.28	(4.43)
Less distributions:
Distributions from net investment income	—		(0.23)	(0.17)	(0.17)
Distributions from net realized gains	—		—	—	(0.01)

Total distributions	—		(0.23)	(0.17)	(0.18)

Net asset value at end of period	6.85		7.72	7.50	5.39

Total return (%)	(11.27)[2]		6.14	42.37	(44.63)[2]

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.90	[3]	0.90	0.90	0.90 [3]
Gross operating expenses	1.98	[3]	2.20	2.26	3.70 [3]
Net investment income (loss)	5.80	[3]	3.01	3.14	3.32 [3]
Portfolio turnover rate	9	[2]	15	34	7 [2]
Net assets, end of period ($ x 1,000)	14,683		16,003	13,643	8,153

* Unaudited.
1 Commencement of operations.
2 Not annualized.
3 Annualized.

See financial notes 15

 Laudus Mondrian Institutional International Equity Fund

Portfolio Holdings as of September 30, 2011 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings is also available by visiting the fund’s website at www.laudus.com.

		Cost	Value
Holdings by Category		($)	($)

96.4%	Common Stock	15,222,394	14,156,429
2.6%	Other Investment Company	377,580	377,580

99.0%	Total Investments	15,599,974	14,534,009
1.0%	Other Assets and Liabilities, Net		148,622

100.0%	Net Assets		14,682,631

	Number	Value
Security	of Shares	($)

Common Stock 96.4% of net assets

Australia 6.6%

Insurance 3.5%
AMP Ltd.	50,394	189,283
QBE Insurance Group Ltd.	25,912	318,205

		507,488

Telecommunication Services 3.1%
Telstra Corp., Ltd.	153,181	456,208

		963,696

France 15.2%

Banks 1.4%
Societe Generale	8,157	213,532

Capital Goods 1.9%
Compagnie de Saint-Gobain	7,436	283,693

Energy 2.9%
Total S.A.	9,685	427,296

Food & Staples Retailing 2.6%
Carrefour S.A.	16,527	376,353

Pharmaceuticals, Biotechnology & Life Sciences 3.1%
Sanofi	6,960	457,806

Telecommunication Services 3.3%
France Telecom S.A.	29,261	478,911

		2,237,591

Germany 3.0%

Utilities 3.0%
RWE AG	12,009	442,990

Israel 0.7%

Pharmaceuticals, Biotechnology & Life Sciences 0.7%
Teva Pharmaceutical Industries Ltd. ADR	2,900	107,938

Italy 3.5%

Banks 1.2%
Intesa Sanpaolo	114,716	179,902

Energy 2.3%
Eni S.p.A.	19,027	334,737

		514,639

Japan 20.5%

Automobiles & Components 2.8%
Toyota Motor Corp.	11,900	407,922

Food & Staples Retailing 3.4%
Seven & i Holdings Co., Ltd.	17,800	498,936

Household & Personal Products 3.6%
Kao Corp.	19,200	534,803

Insurance 2.9%
Tokio Marine Holdings, Inc.	16,900	428,296

Materials 0.7%
Shin-Etsu Chemical Co., Ltd.	2,100	103,013

Pharmaceuticals, Biotechnology & Life Sciences 3.7%
Takeda Pharmaceutical Co., Ltd.	11,300	535,939

Technology Hardware & Equipment 3.4%
Canon, Inc.	11,000	499,466

		3,008,375

Netherlands 4.7%

Food & Staples Retailing 2.9%
Koninklijke Ahold N.V.	35,457	416,981

Media 1.8%
Reed Elsevier N.V.	24,301	267,226

		684,207

Singapore 3.8%

Banks 2.3%
United Overseas Bank Ltd.	26,442	340,011

Telecommunication Services 1.5%
Singapore Telecommunications Ltd.	88,000	212,151

		552,162

Spain 7.6%

Banks 1.3%
Banco Santander S.A.	23,650	193,360

Food & Staples Retailing 0.3%
Distribuidora Internacional de Alimentacion S.A. *	11,086	44,142

Telecommunication Services 3.3%
Telefonica S.A.	24,848	476,207

16 See financial notes

 Laudus Mondrian Institutional International Equity Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Utilities 2.7%
Iberdrola S.A.	59,315	401,022

		1,114,731

Switzerland 7.0%

Commercial & Professional Supplies 0.4%
SGS S.A. - Reg’d	44	66,845

Insurance 2.7%
Zurich Financial Services AG *	1,899	395,570

Pharmaceuticals, Biotechnology & Life Sciences 3.9%
Novartis AG - Reg’d	10,136	566,214

		1,028,629

Taiwan 3.0%

Semiconductors & Semiconductor Equipment 3.0%
Taiwan Semiconductor Manufacturing Co., Ltd.	198,839	447,539

United Kingdom 20.8%

Energy 6.3%
BP plc	78,527	470,823
Royal Dutch Shell plc, Class A	14,570	449,298

		920,121

Food & Staples Retailing 3.4%
Tesco plc	85,170	498,890

Food, Beverage & Tobacco 4.2%
Unilever plc	19,535	611,917

Pharmaceuticals, Biotechnology & Life Sciences 4.1%
GlaxoSmithKline plc	29,194	602,421

Telecommunication Services 2.8%
Vodafone Group plc	163,189	420,583

		3,053,932

Total Common Stock
(Cost $15,222,394)		14,156,429

Other Investment Company 2.6% of net assets

United States 2.6%
State Street Institutional Liquid Reserves Fund - Institutional Class	377,580	377,580

Total Other Investment Company
(Cost $377,580)		377,580

End of Investments.

At 09/30/11, the tax basis cost of the fund’s investments was $15,832,652 and the unrealized appreciation and depreciation were $873,159 and ($2,171,802), respectively, with a net unrealized depreciation of ($1,298,643).

At 09/30/11, the values of certain foreign securities held by the fund aggregating $14,004,349 were adjusted from their closing market values in accordance with international fair valuation procedures approved by the fund’s Board of Trustees. (See financial note 2)

*	Non-income producing security.

ADR —	American Depositary Receipt
Reg’d —	Registered

In addition to the above the fund held the following at 09/30/11.

			Amount of		Amount of
		Currency	Currency	Currency	Currency	Unrealized
		to be	to be	to be	to be	Gains
Expiration Date	Counterparty	Received	Received	Delivered	Delivered	($)

Forward Foreign Currency Contracts

10/31/2011	State Street Bank London	USD	652,521	AUD	676,500	85,622
10/31/2012	State Street Bank London	USD	427,010	CHF	386,000	3,952

Net unrealized gains on Forward Foreign Currency Contracts						89,574

See financial notes 17

 Laudus Mondrian Institutional International Equity Fund

Statement of
Assets and Liabilities
As of September 30, 2011; unaudited

Assets

Investments, at value (cost $15,599,974)		$14,534,009
Foreign currency, at value (cost $36,511)		36,091
Receivables:
Dividends		49,747
Foreign tax reclaims		18,912
Due from investment adviser		467
Interest		26
Unrealized gains on forward foreign currency contracts	+	89,574

Total assets		14,728,826

Liabilities

Payables:
Trustee’s retirement plan		1,420
Accrued expenses	+	44,775

Total liabilities		46,195

Net Assets

Total assets		14,728,826
Total liabilities	−	46,195

Net assets		$14,682,631

Net Assets by Source
Capital received from investors		15,718,126
Net investment income not yet distributed		571,441
Net realized capital losses		(630,201)
Net unrealized capital losses		(976,735)

Net Asset Value (NAV)

		Shares
Net Assets	÷	Outstanding	=	NAV
$14,682,631		2,143,012		$6.85

18 See financial notes

 Laudus Mondrian Institutional International Equity Fund

Statement of
Operations
For April 1, 2011 through September 30, 2011; unaudited

Investment Income

Dividends (net of foreign withholding taxes of $59,782)		$544,464
Interest	+	471

Total investment income		544,935

Expenses

Investment adviser fees		60,970
Professional fees		26,539
Accounting and administration fees		25,435
Shareholder reports		13,208
Registration fees		11,674
Trustees’ fees		10,228
Custodian fees		5,088
Transfer agent fees		4,671
Interest expense		1
Other expenses	+	2,741

Total expenses		160,555
Expense reduction by adviser	−	87,391

Net expenses	−	73,164

Net investment income		471,771

Realized and Unrealized Gains (Losses)

Net realized gains on investments		158,239
Net realized losses on foreign currency transactions	+	(20,797)

Net realized gains		137,442
Net unrealized losses on investments		(2,598,770)
Net unrealized gains on foreign currency translations	+	97,144

Net unrealized losses	+	(2,501,626)

Net realized and unrealized losses		(2,364,184)

Decrease in net assets resulting from operations		($1,892,413)

See financial notes 19

 Laudus Mondrian Institutional International Equity Fund

Statement of
Changes in Net Assets
For the current and prior report periods
Figures for the current period are unaudited

Operations

4/1/11-9/30/11			4/1/10-3/31/11
Net investment income		$471,771	$425,548
Net realized gains		137,442	307,322
Net unrealized gains (losses)	+	(2,501,626)	188,320

Increase (Decrease) in net assets from operations		(1,892,413)	921,190

Distributions to Shareholders

Distributions from net investment income		$—	($444,690)

Transactions in Fund Shares

		4/1/11-9/30/11		4/1/10-3/31/11
		SHARES	VALUE	SHARES	VALUE
Shares sold		69,417	$572,000	194,973	$1,450,000
Shares reinvested		—	—	58,386	433,811
Shares redeemed	+	—	—	—	—

Net transactions in fund shares		69,417	$572,000	253,359	$1,883,811

Shares Outstanding and Net Assets

		4/1/11-9/30/11		4/1/10-3/31/11
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		2,073,595	$16,003,044	1,820,236	$13,642,733
Total increase or decrease	+	69,417	(1,320,413)	253,359	2,360,311

End of period		2,143,012	$14,682,631	2,073,595	$16,003,044

Net investment income not yet distributed			$571,441		$99,670

20 See financial notes

 Laudus Mondrian Institutional Funds

Financial Notes, unaudited

1. Business Structure of the Funds:

Each of the Laudus Mondrian Institutional Funds in this report is a series of Laudus Institutional Trust, (the “trust”), an open-end management investment company. The trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The list below shows all the funds in the trust:

Laudus Mondrian Institutional Emerging Markets Fund
Laudus Mondrian Institutional International Equity Fund

Shares are bought and sold (subject to redemption fee, see financial note 9) at closing net asset value (“NAV”), which is the price for all outstanding shares of the funds.

Each fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, each fund may also keep certain assets in segregated accounts, as required by securities law.

2. Significant Accounting Policies:

The following is a summary of the significant accounting policies the funds use in their preparation of financial statements. The accounting policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

(a) Security Valuation:

The funds value the securities in their portfolios every business day. The funds use the following policies to value various types of securities:

•	Securities traded on an exchange or over-the-counter: valued at the closing value for the day, or, on days when no closing value has been reported, halfway between the most recent bid and asked quotes. Securities that are primarily traded on foreign exchanges are valued at the closing values of such securities on their respective exchanges with these values then translated into U.S. dollars at the valuation date exchange rate unless these securities are fair valued as discussed below.

•	Securities for which no quoted value is available: The Board of Trustees has adopted procedures to fair value each fund’s securities when market prices are not “readily available” or are unreliable. For example, the fund may fair value a security when a security is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. Each fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Board of Trustees regularly reviews fair value determinations made by the funds pursuant to the procedures.

•	International fair valuation: The Board of Trustees has adopted procedures to fair value foreign equity securities that trade in markets that close prior to when the funds value their holdings. By fair valuing securities whose prices may have been affected by events occurring after the close of trading, each fund seeks to establish prices that investors might expect to realize upon the current sales of these securities. This methodology is designed to deter “arbitrage” market timers, who seek to exploit delays between the change in the value of a fund’s portfolio holdings and the net asset value of the fund’s shares, and seeks to help ensure that the prices at which the fund’s shares are purchased and redeemed are fair and do not result in dilution of shareholder interest or other harm to shareholders. When fair value pricing is used at the open or close of a reporting period, it may cause a temporary divergence between the return of a fund and that of its comparative index or benchmark. Each fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board of Trustees regularly reviews fair value determinations made by the funds pursuant to the procedures.

•	Forward contracts: valued at a value based on that day’s exchange rates.

•	Short-term securities (60 days or less to maturity): valued at amortized cost, which approximates market value.

•	Underlying funds: valued at their respective net asset values.

In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets

 Laudus Mondrian Institutional Funds

Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):

or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If the funds determine that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities and futures contracts. The funds do not adjust the quoted price for such investments, even in situations where the funds hold a large position and a sale could reasonably impact the quoted price. Investments in underlying funds are valued at their NAV daily and are classified as Level 1 prices.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. In addition, international securities whose markets close hours before the funds value their holdings may require fair valuations due to significant movement in the U.S. markets occurring after the daily close of the foreign markets. The Board of Trustees has approved a vendor that would calculate fair valuations of international securities based on a number of factors that appear to correlate to the movements in the U.S. markets. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the funds’ own assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and, therefore, the funds’ results of operations.

 Laudus Mondrian Institutional Funds

Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the funds’ investments as of September 30, 2011:

Laudus Mondrian Institutional Emerging Markets Fund

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total*

Common Stock(a)	$—	$29,335,749	$—	$29,335,749
Brazil(a)	5,236,378	—	—	5,236,378
Chile(a)	1,760,331	—	—	1,760,331
India(a)	—	4,605,887	—	4,605,887
Banks	75,524	1,288,047	—	1,363,571
Kazahkstan(a)	956,067	—	—	956,067
Mexico(a)	1,523,348	—	—	1,523,348
Peru(a)	1,714,459	—	—	1,714,459
Philippines(a)	1,560,195	—	—	1,560,195
Russia(a)	2,041,641	—	—	2,041,641
Taiwan(a)	—	1,381,067	—	1,381,067
Semiconductors & Semiconductor Equipment	35,433	3,336,194	—	3,371,627
Thailand(a)	—	1,286,926	—	1,286,926
Energy	1,644,395	—	—	1,644,395
Preferred Stock(a)	6,016,733	—	—	6,016,733
Other Investment Company(a)	84,425	—	—	84,425

Total	$22,648,929	$41,233,870	$—	$63,882,799

*	The fund had no Other Financial Instruments.
(a)	As categorized in Portfolio Holdings.

Laudus Mondrian Institutional International Equity Fund

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stock(a)	$—	$12,933,760	$—	$12,933,760
Israel(a)	107,938	—	—	107,938
Spain(a)	—	1,070,589	—	1,070,589
Food & Staples Retailing	44,142	—	—	44,142
Other Investment Company(a)	377,580	—	—	377,580

Total	$529,660	$14,004,349	$—	$14,534,009

Other Financial Instruments
Forward Foreign Currency Contracts*	$89,574	$—	$—	$89,574

*	Forward Foreign Curency contracts are not included in Investments and are valued at unrealized appreciation or depreciation.
(a)	As categorized in Portfolio Holdings.

The funds’ policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no significant transfers between Level 1 and Level 2 for the period ended September 30, 2011.

 Laudus Mondrian Institutional Funds

Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):

The Laudus Mondrian Institutional International Equity Fund entered into forward foreign currency exchange contracts during the period from April 1, 2011 to September 30, 2011. The fund invested in forward currency contracts to defensively hedge part of the fund’s exposure to currencies that were deemed to be overvalued according to Mondrian’s purchasing power parity currency valuation model. The fair value of forward contracts held by the fund is presented on the face of the fund’s Portfolio Holdings. The realized gains (losses) and the change in unrealized gains (losses) are ($16,622) and $99,208, respectively. Refer to financial note 2(b) for the funds’ accounting policies with respect to forward currency contracts and financial note 3 for disclosures concerning the risks of investing in forward currency contracts. During the period, the fund’s monthly average notional amount of forward foreign currency exchange contracts was $960,294 and the monthly average unrealized gains (losses) was $8,876.

(b) Accounting Policies for certain Portfolio Investments (if held):

Forward Currency Contract: “Forwards”, as they are known, are contracts to buy and sell a currency at a set price on a future date. The value of the forward currency contracts are accounted for as unrealized gains or losses until the contracts settle, at which time the gains and losses are realized.

(c) Security Transactions:

Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains or losses from security transactions are based on the identified costs of the securities involved.

Assets and liabilities denominated in foreign currencies are reported in U.S. dollars. For assets and liabilities held on a given date, the dollar value is based on market exchange rates in effect on that date. Transactions involving foreign currencies, including purchases, sales, income receipts and expense payments, are calculated using exchange rates in effect on the transaction date. Realized foreign exchange gains or losses arise from sales of foreign currencies, trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period. These realized and unrealized foreign exchange gains and losses are reported in foreign currency transaction or translations on the statements of operations. The funds do not isolate the portion of the fluctuations on investments resulting from changes in foreign currency exchange rates from the fluctuations in market prices of investments held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Gains realized by the funds on the sale of securities in certain foreign countries are subject to non-U.S. taxes. The funds record a liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.

When a fund closes out a forwards position, it calculates the difference between the value of the position at the beginning and at the end of the contract, and records a realized gain or loss accordingly.

(d) Investment Income:

Interest income is recorded as it accrues. Dividends and distributions from portfolio securities and underlying funds are recorded on the date they are effective (the ex-dividend date), although the funds record certain foreign security dividends on the day they learn of the ex-dividend date.

Income received from foreign sources may result in withholding tax. Withholding taxes are accrued at the same time as the related income if the tax rate is fixed and known, unless a tax withheld is reclaimable from the local tax authorities in which case it is recorded as receivable. If the tax rate is not known or estimable, such expense or reclaim receivable is recorded when the net proceeds are received.

(e) Expenses:

Expenses that are specific to a fund are charged directly to the fund. Expenses that are common to all funds within the trust generally are allocated among the funds in proportion to their average daily net assets.

 Laudus Mondrian Institutional Funds

Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):

(f) Distributions to Shareholders:

The funds make distributions from net investment income and net realized capital gains, if any, once a year.

(g) Custody Credit:

The funds have an arrangement with their custodian bank, State Street Bank and Trust Company (“State Street”), under which the funds receive a credit for their uninvested cash balance to offset their custody fees and accounting fees. The credit amounts, if any, are disclosed in the Statement of Operations as a reduction to the funds’ operating expenses.

(h) Accounting Estimates:

The accounting policies described in this report conform to accounting principles generally accepted in the United States of America. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates and these differences may be material.

(i) Federal Income Taxes:

The funds intend to meet federal income and excise tax requirements for regulated investment companies. Accordingly, the funds distribute substantially all of their net investment income and realized net capital gains, if any, to their respective shareholders each year. As long as a fund meets the tax requirements, it is not required to pay federal income tax.

(j) Foreign Taxes:

The fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, corporate events, foreign currency exchanges, capital gains on investments on currency repatriation. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in foreign markets in which the funds invest. These foreign taxes, if any, are paid by the fund and are disclosed in the Statement of Operations. Foreign taxes payable as of September 30, 2011, if any, are reflected in the fund’s Statement of Assets and Liabilities.

(k) Indemnification:

Under the funds’ organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the funds. In addition, in the normal course of business the funds enter into contracts with their vendors and others that provide general indemnifications. The funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the funds. However, based on experience, the funds expect the risk of loss to be remote.

(l) New Accounting Pronouncements:

In April 2011, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standards Updates (“ASU”) related to accounting for repurchase agreements and similar agreements that both entitle and obligate a transferor to repurchase or redeem financial assets before their maturity. The ASU modifies the criteria for determining effective control of transferred assets and as a result certain agreements may now be accounted for as secured borrowings. The ASU is effective prospectively for new and existing tranfers that are modified in the first interim or annual period beginning on or after December 15, 2011.

In May 2011, the FASB issued an update to requirements relating to “Fair Value Measurement which represents amendments to achieve common fair value measurement and disclosure requirements in US GAAP and IFRS.” The amendments include (i) those that clarify the FASB’s intent about the application of existing fair value measurement and disclosure requirements and (ii) those that change a particular principle or requirement for measuring fair value or for disclosing information about fair value measurements. The amendments that change a particular principle or requirement for measuring fair value or disclosing information about fair value measurements relate to (i) measuring the fair value of the financial instruments that are managed within a portfolio; (ii) application of premium and discount in a fair value measurement; and (iii) additional disclosures about fair value measurements. The update is effective for annual periods beginning after December 15, 2011 with early adoption prohibited. The management does not believe the adoption of this update will have a material impact on the funds’ financial statements.

 Laudus Mondrian Institutional Funds

Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):

At this time, management is evaluating the implications of these changes and their impact on the financial statements.

3. Risk factors:

Investing in the funds may involve certain risks, as discussed in the funds’ prospectus, including, but not limited to, those described below. Any of these risks could cause an investor to lose money.

Stock and bond markets rise and fall daily. As with any investment whose performance is tied to these markets, the value of your investment in the fund will fluctuate, which means that you could lose money.

The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. In addition, equity markets tend to move in cycles, which may cause stock prices to fall over short or extended periods of time.

Large-cap stocks tend to go in and out of favor based on market and economic conditions. During a period when large-cap stocks fall behind other types of investments — mid- or small-cap stocks, for instance — a fund’s large-cap holdings could reduce performance.

A fund’s investments in securities of foreign issuers may involve certain risks that are greater than those associated with investments in securities of U.S. issuers. These include risks of adverse changes in foreign economic, political, regulatory and other conditions; changes in currency exchange rates or exchange control regulations (including limitations on currency movements and exchanges); differing accounting, auditing, financial reporting and legal standards and practices; differing securities market structures; and higher transaction costs. These risks may be heightened in connection with investments in emerging markets.

Emerging markets may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. Such countries often have less uniformity in accounting and reporting requirements, unreliable securities valuation and greater risk associated with the custody of securities. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than in other countries. As a result, there will tend to be an increased risk of price volatility associated with the fund’s investments in emerging market countries.

A fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and could cause the fund to lose more than the principal amount invested. In addition, investments in derivatives may involve leverage, which means a small percentage of assets invested in derivatives can have a disproportionately larger impact on the fund.

Each fund has a concentration of shareholders with significant holdings whose redemption requests may create liquidity issues for the fund.

Please refer to the funds’ prospectus for a more complete description of the principal risks of investing in the funds.

4. Affiliates and Affiliated Transactions:

The Trust’s Board of Trustees oversees the general conduct of the trust and the funds.

Charles Schwab Investment Management, Inc. (“CSIM” or the “investment adviser”), a wholly owned subsidiary of The Charles Schwab Corporation, serves as each fund’s investment adviser pursuant to Management Contracts (“Advisory Agreement”) between CSIM and the trust. Mondrian Investment Partners Limited (“Mondrian”), the funds’ sub-adviser, provides day-to-day portfolio management services to the funds, subject to the supervision of CSIM.

For its advisory services to the fund, CSIM is entitled to receive an annual fee, payable monthly, based on the funds’ average daily net assets described as follows.

Laudus Mondrian Institutional Emerging Markets Fund	1.00%
Laudus Mondrian Institutional International Equity Fund	0.75%

CSIM (not the funds) pays a portion of the management fees it receives to Mondrian in return for its services.

 Laudus Mondrian Institutional Funds

Financial Notes, unaudited (continued)

4. Affiliates and Affiliated Transactions (continued):

CSIM has contractually agreed, until at least July 30, 2021, to waive a portion of its management fee and bear certain expenses of each fund. As such, CSIM further agrees to reimburse the funds to limit the annual expenses, exclusive of nonrecurring account fees, fees on securities transactions such as exchange fees, dividends and interest on securities sold short, service fees, interest (overdraft charges), taxes, brokerage commissions, other expenditures which are capitalized in accordance with GAAP, and other extraordinary expenses not incurred in the ordinary course of the funds’ business as follows:

Laudus Mondrian Institutional Emerging Markets Fund	1.27%
Laudus Mondrian Institutional International Equity Fund	0.90%

Any amounts waived or reimbursed in a particular fiscal year will be subject to repayment through the next two fiscal years, to the extent that the repayment will not cause the funds’ net expenses to exceed the current limit (as stated in CSIM’s contractual undertaking) during the respective year. As of September 30, 2011, the balance of recoupable expenses is as follows:

	Laudus Mondrian Institutional	Laudus Mondrian Institutional
Expiration Date	Emerging Markets Fund	International Equity Fund

March 31, 2012	$153,075	$176,222
March 31, 2013	180,221	183,235
March 31, 2014	64,547	87,391

Total	$397,843	$446,848

5. Transfer Agent and Shareholders Services:

Boston Financial Data Services, Inc. (“BFDS”) provides transfer agent services for each fund.

6. Board of Trustees:

Trustees may include people who are officers and/or directors of the investment adviser or its affiliates. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these limitations throughout the report period. The trust did not pay any of these interested persons for their services as trustees, but it did pay non-interested persons (independent trustees), as noted in each fund’s Statement of Operations.

Until September 2006, a Retirement Plan existed for the independent trustees. After the Retirement Plan closed to new independent trustees, the previously accrued and unpaid benefits continue to be adjusted by performance of the funds. As a result, the amount of the retirement benefits payable to certain independent trustees may increase or decrease based on the performance of the funds.

7. Borrowing from Banks:

The funds have access to custodian overdraft facilities and to an uncommitted line of credit of $100 million with State Street Bank and Trust Company. The funds pay interest on the amounts they borrow at rates that are negotiated periodically.

There were no borrowings from the lines of credit by the funds during the period. However, the funds may have utilized their overdraft facility and incurred interest expense, which is disclosed on the Statement of Operations, if any. The interest expense is determined based on a negotiated rate above the current Federal Funds Rate.

8. Purchases and Sales/Maturities of Investment Securities:

For the period ended September 30, 2011, purchases and sales/maturities of securities (excluding short-term obligations) were as follows:

	Purchases of Securities	Sales/Maturities of Securities

Laudus Mondrian Institutional Emerging Markets Fund	$37,441,829	$9,332,702
Laudus Mondrian Institutional International Equity Fund	2,276,338	1,498,781

 Laudus Mondrian Institutional Funds

Financial Notes, unaudited (continued)

9. Redemption Fee:

The funds charge a 2.00% redemption fee on shares sold or exchanged within 30 days of the original purchase date. Such amounts are netted against the redemption proceeds on the Statement of Changes in Net Assets. No redemption fees were charged during the current and prior periods.

10. Federal Income Taxes:

Capital loss carryforwards may be used to offset future realized capital gains for federal income tax purposes. As of March 31, 2011, the funds had capital loss carryforwards available to offset net capital gains before the expiration dates:

	Laudus Mondrian Institutional	Laudus Mondrian Institutional
Expiration Date	Emerging Markets Fund	International Equity Fund

March 31, 2017	$438,590	$—
March 31, 2018	—	532,828

Total	$438,590	$532,828

For tax purposes, realized net capital losses incurred after October 31, may be deferred and treated as occurring on the first day of the following fiscal year. As of March 31, 2011, the funds had no aggregate deferred realized net capital losses. Capital losses were utilized as follows:

	Laudus Mondrian Institutional	Laudus Mondrian Institutional
	Emerging Markets Fund	International Equity Fund

Capital losses utilized	$106,943 *	$148,995

* Yearly limitation for carryforward utilization.

As of September 30, 2011, management has reviewed the tax positions for open periods (for federal purposes, three years from the date of filing and state purposes, four years from the date of filing), as applicable to the funds, and has determined that no provision for income tax is required in the funds’ financial statements. The funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period ended March 31, 2011, the funds did not incur any interest or penalties.

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (“the Act”) was signed by the President. The Act is the first major piece of legislation affecting Regulated Investment Companies (“RICs”) since 1986 and it modernizes several of the federal income and excise tax provisions related to RICs.

Certain of the enacted provisions include:

Post-enactment capital losses may now be carried forward indefinitely, but must retain the character of the original loss. Under pre-enactment law, capital losses could be carried forward for eight years, and carried forward as short-term capital, irrespective of the character of the original loss. The Act contains simplification provisions, which are aimed at preventing disqualification of a RIC for “inadvertent” failures of the asset diversification and/or qualifying income tests. Additionally, the Act exempts RICs from the preferential dividend rule, and repeals the 60-day designation requirement for certain types of pay-through income and gains.

Finally, the Act contains several provisions aimed at preserving the character of distributions made by a fiscal year RIC during the portion of its taxable year ending after October 31 or December 31, reducing the circumstances under which a RIC might be required to file amended Forms 1099 to restate previously reported distributions.

Except for the simplification provisions related to RIC qualification, the Act is effective for taxable years beginning after December 22, 2010. The provisions related to RIC qualification are effective for taxable years for which the extended due date of the tax return is after December 22, 2010.

11. Subsequent Events:

Management has determined there are no subsequent events or transactions through the date the financial statements were issued that would have materially impacted the financial statements as presented.

PROXY VOTING RESULTS (Unaudited)

Mondrian Investment Partners Limited (“Mondrian”) serves as investment subadviser to the Laudus Mondrian Funds, which includes the Laudus Mondrian International Equity Fund, Laudus Mondrian Global Equity Fund, Laudus Mondrian Emerging Markets Fund, Laudus Mondrian International Fixed Income Fund, Laudus Mondrian Institutional International Equity Fund and Laudus Mondrian Institutional Emerging Markets Fund (the “Funds”). Immediately prior to July 12, 2011, Mondrian was 73% owned by approximately 80 of its senior employees through Atlantic Value Investment Partnership LP and 27% owned by private equity funds sponsored by Hellman & Friedman, LLC (“H&F”). On July 12, 2011, Mondrian management purchased the entire 27% stake in Mondrian owned by the private equity funds sponsored by H&F.

The Investment Company Act of 1940, as amended (the “1940 Act”), the law that regulates mutual funds, such as the Funds, requires that a fund’s investment advisory agreement terminate whenever there is deemed to be a change in control of the investment adviser or subadviser. The sale of the H&F private equity funds’ 27% stake in Mondrian could be deemed to result in a change in control of Mondrian, effectively terminating Mondrian’s subadvisory agreements with Charles Schwab Investment Management, Inc. (“CSIM”) (“Prior Agreements”). The 1940 Act generally requires a shareholder vote to approve a new subadvisory agreement with a fund’s investment adviser or subadviser. On June 28, 2011, the Funds’ Boards of Trustees approved the new agreements under which Mondrian would continue to serve as subadviser to the Funds, subject to approval of the new agreements by the Funds’ shareholders. The new agreements are similar in all material respects to the Prior Agreements except for the execution date and the clauses relating to duration and termination. The new agreements take effect upon shareholder approval.

A Special Meeting of Shareholders of Laudus Trust and Laudus Institutional Trust and each of the Funds was held on October 5, 2011, for the purpose of seeking shareholder approval of the following proposal: to approve new agreements between CSIM and Mondrian with respect to each Fund. The Special Meeting for Laudus Institutional Trust with respect to the Laudus Mondrian Institutional International Equity Fund was adjourned for the purpose of soliciting additional proxies, and subsequently was held on October 17, 2011. The number of votes necessary to conduct the Special Meetings and approve the proposal was obtained. The results of the votes of shareholders are listed below:

Laudus Trust

	For	Against	Abstain

Laudus Mondrian International Equity Fund	15,204,473.547	68.250	1,694.000
Laudus Mondrian Global Equity Fund	527,171.728	0	0
Laudus Mondrian Emerging Markets Fund	15,359,936.740	5,380.679	8,162.260
Laudus Mondrian International Fixed Income Fund	58,155,285.377	53,034.629	60,336.941

Laudus Institutional Trust

	For	Against	Abstain

Laudus Mondrian Institutional International Equity Fund	1,904,814.273	0	0
Laudus Mondrian Institutional Emerging Markets Fund	4,816,401.308	0	315,560.392

Approval of Investment Advisory and Sub-Advisory Agreements

The Investment Company Act of 1940 (the “1940 Act”) requires that initial approval of, as well as the continuation of, a fund’s investment advisory agreements be specifically approved (1) by the vote of the trustees or by a vote of the shareholders of the fund, and (2) by the vote of a majority of the trustees who are not parties to the investment advisory agreements or “interested persons” of any party (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval. In connection with such approvals, the fund’s trustees must request and evaluate, and the investment adviser is required to furnish, such information as may be reasonably necessary to evaluate the terms of the investment advisory agreements.

The Board of Trustees (the “Board” or the “Trustees”, as appropriate) calls and holds one or more meetings each year that are dedicated, in part, to considering whether to renew the investment advisory agreements between Laudus Institutional Trust (the “Trust”) and Charles Schwab Investment Management, Inc. (“CSIM”), and the subadvisory agreements between CSIM and Mondrian Investment Partners Limited (“Mondrian”) (such investment advisory and sub-advisory agreements, collectively, the “Agreements”) with respect to Laudus Mondrian Institutional Emerging Markets Fund and Laudus Mondrian Institutional International Equity Fund (the “Funds”). In preparation for the meeting(s), the Board requests and reviews a wide variety of materials provided by CSIM and Mondrian, including information about their affiliates, personnel and operations. The Board also receives extensive data provided by third parties. This information is in addition to the detailed information about the Funds that the Board reviews during the course of each year, including information that relates to fund operations and fund performance. The Independent Trustees receive advice from independent counsel to the Independent Trustees, including a memorandum regarding the responsibilities of trustees for the approval of investment advisory agreements. In addition, the Independent Trustees meet in executive session outside the presence of fund management and participate in question and answer sessions with representatives of CSIM and Mondrian, as appropriate.

As part of the renewal process and ongoing oversight of the advisory and sub-advisory relationships, Independent Trustees’ legal counsel sends an information request letter to CSIM and CSIM sends an information request letter to Mondrian seeking certain relevant information. The responses by CSIM and Mondrian are provided to the Trustees for their review prior to their meeting, and the Trustees are provided with the opportunity to request any additional materials.

The Board, including a majority of the Independent Trustees, considered information relating to its consideration of the continuance of the Agreements at meetings held on April 28, 2011, and June 15, 2011, and approved the renewal of the Agreements for an additional one year term at the meeting held on June 15, 2011. The Board’s approval of the Agreements was based on consideration and evaluation of a variety of specific factors discussed at these meetings and at prior meetings, including:

1.	the nature, extent and quality of the services provided to the Funds under the Agreements, including the resources of CSIM and its affiliates, and Mondrian, dedicated to the Funds;

2.	each Fund’s investment performance and how it compared to that of certain other comparable mutual funds;

3.	each Fund’s expenses and how those expenses compared to those of certain other comparable mutual funds;

4.	the profitability of CSIM and its affiliates, including Charles Schwab & Co., Inc. (“Schwab”), with respect to each Fund, including both direct and indirect benefits accruing to CSIM and its affiliates, as well as the profitability of Mondrian; and

5.	the extent to which economies of scale would be realized as the Funds grow, and whether fee levels in the Agreements reflect those economies of scale for the benefit of Fund investors.

Nature, Extent and Quality of Services. The Board considered the nature, extent and quality of the services provided by CSIM to the Funds and the resources of CSIM and its affiliates dedicated to the Funds. In this regard, the Trustees evaluated, among other things, CSIM’s personnel, experience, track record and compliance program. The Trustees also considered investments in CSIM’s mutual fund infrastructure. The Trustees also considered Schwab’s excellent reputation in connection with the OneSource mutual fund offering and its overall financial condition. The Board also considered the nature, extent and quality of the sub-advisory services provided by Mondrian to the Funds and the resources it dedicates to the Funds. Following such evaluation, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of services provided by CSIM and Mondrian to the Funds and the resources of CSIM and its affiliates and the resources of Mondrian dedicated to the Funds supported renewal of the Agreements.

Fund Performance. The Board considered Fund performance in determining whether to renew the Agreements. Specifically, the Trustees considered each Fund’s performance relative to a peer category of other mutual funds and appropriate indices/benchmarks, in light of total return and market trends. As part of this review, the Trustees considered the composition of the peer category, selection criteria and the reputation of the third party who prepared the peer category analysis. In evaluating the performance of each Fund, the Trustees considered both risk and shareholder risk expectations for such Fund and the appropriateness of the benchmark used to compare the performance of each Fund. The Trustees further considered the level of Fund performance in the context of its review of Fund expenses and adviser profitability discussed below. Although, the Funds had performance that lagged that of a relevant peer group for certain (although not necessarily all) periods considered, the Board concluded that other factors relevant to performance supported renewal of the Agreements. These factors included the following: (1) that the underperformance was attributable, to a significant extent, to investment decisions by Mondrian that were reasonable and consistent with Mondrian’s investment style and the investment objective and policies of each Fund; and (2) that recent performance for the Funds showed improvement. Following such evaluation, the Board concluded, within the context of its full deliberations, that the performance of the Funds supported renewal of the Agreements.

Fund Expenses. With respect to the Funds’ expenses, the Trustees considered the rate of compensation called for by the Agreements, and each Fund’s net operating expense ratio, in each case, in comparison to those of other comparable mutual funds, such peer categories and comparisons having been selected and calculated by an independent third party. The Trustees considered the effects of CSIM’s contractual waivers of management and other fees to prevent total Fund expenses from exceeding a specified cap. The Trustees also considered fees charged by CSIM to other mutual funds and fees charged by Mondrian to other mutual funds and to other types of accounts, such as separate accounts and wrap accounts, but, with respect to such other types of accounts, accorded less weight to such comparisons due to the different legal, regulatory, compliance and operating features of mutual funds as compared to these other types of accounts. Following such evaluation, the Board concluded, within the context of its full deliberations, that the expenses of the Funds are reasonable and supported renewal of the Agreements.

Profitability. With regard to profitability, the Trustees considered the compensation flowing to CSIM and its affiliates, directly or indirectly and the compensation flowing to Mondrian, directly or indirectly. In this connection, with respect to the profitability of CSIM and its affiliates, the Trustees reviewed management’s profitability analyses. The Trustees also considered any other benefits derived by CSIM and Mondrian from their relationships with the Funds, such as whether, by virtue of their management of the Funds, CSIM or Mondrian obtains investment information or other research resources that aid it in providing advisory services to other clients. With respect to CSIM and Mondrian, and their respective affiliates, the Trustees considered whether the varied levels of compensation and profitability under the Agreements and other service agreements were reasonable and justified in light of the quality of all services rendered to each Fund by CSIM and Mondrian, and their respective affiliates. With respect to the profitability of Mondrian, the Board also considered that Mondrian is compensated by CSIM, and not by the Funds directly, and such compensation reflects an arms-length negotiation between the parties. Based on this evaluation, the Board concluded, within the context of its full deliberations, that the profitability of CSIM and Mondrian is reasonable and supported renewal of the Agreements.

Economies of Scale. The Trustees considered the existence of any economies of scale and whether those are passed along to a Fund’s shareholders through a graduated investment advisory fee schedule or other means, including any fee waivers by CSIM and its affiliates. In this regard, and consistent with their consideration of Fund expenses, the Trustees considered that CSIM has committed resources to minimize the effects on shareholders of diseconomies of scale during periods when Fund assets are relatively small through contractual expense waivers. The Trustees also considered Mondrian’s agreement to contractual sub-advisory fee schedules that, for all Funds, include lower fees at higher graduated asset levels as measured on a complex wide basis. Based on this evaluation, the Board concluded, within the context of its full deliberations, that the Funds obtain reasonable benefit from economies of scale.

In the course of their deliberations, the Trustees did not identify any particular information or factor that was all important or controlling. Based on the Trustees’ deliberation and their evaluation of the information described above, the Board, including all of the Independent Trustees, approved the continuation of the Agreements and concluded that the compensation under the Agreements is fair and reasonable in light of such services and expenses and such other matters as the Trustees have considered to be relevant in the exercise of their reasonable judgment.

Trustees and Officers

The tables below give information about the trustees and officers for the Laudus Institutional Trust which includes the funds covered in this report. The “Fund Complex” includes The Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Schwab Strategic Trust, Laudus Trust and Laudus Institutional Trust. The Fund Complex includes 87 funds.

The address for all trustees and officers is 211 Main Street, San Francisco, CA 94105. You can find more information about the trustees and officers in the Statement of Additional Information, which is available free by calling 1-800-435-4000.

 Independent Trustees

Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the trust; (Terms of		Fund Complex
office, and length of	Principal Occupations	Overseen by
Time Served1)	During the Past Five Years	the Trustee	Other Directorships

Mariann Byerwalter 1960 Trustee (Trustee of Laudus Institutional Trust since 2004.)	Chairman of JDN Corporate Advisory LLC.	70	Director, Redwood Trust, Inc. (1998 – present) Director, PMI Group Inc. (2001 – 2009)

John F. Cogan 1947 Trustee (Trustee of Laudus Institutional Trust since 2010.)	Senior Fellow: The Hoover Institution at Stanford University (Oct. 1979 – present); Senior Fellow Stanford Institute for Economic Policy Research; Professor of Public Policy, Stanford University (Sept. 1994 – present).	70	Director, Gilead Sciences, Inc. (2005 – present) Director, Monaco Coach Corporation (2005 – 2009)

William A. Hasler 1941 Trustee (Trustee of Laudus Institutional Trust since 2004.)	Dean Emeritus, Haas School of Business, University of California, Berkeley (July 1998 – present).	70	Director, Ditech Networks Corporation (1997 – present)
Director, TOUSA (1998 – present)
Director, Mission West Properties (1998 – present)
Director, Globalstar, Inc. (2009 – present)
Director, Aviat Networks (2001 – present)
Director, Aphton Corp. (1991 – 2007)
Director, Solectron Corporation (1998 – 2007)
			Director, Genitope Corporation (2000 – 2009)

David L. Mahoney 1954 Trustee (Trustee of Laudus Institutional Trust since 2011.)	Private Investor.	70	Director, Symantec Corporation (2003 – present) Director, Corcept Therapeutics Incorporated (2004 – present) Director, Tercica Inc. (2004 – 2008)

Kiran M. Patel 1948 Trustee (Trustee of Laudus Institutional Trust since 2011.)	Executive Vice President and General Manager of Small Business Group, Intuit, Inc. (financial software and services for consumers and small businesses) (Dec. 2008 – present); Senior Vice President and General Manager of Consumer Group, Intuit, Inc. (June 2007 – Dec. 2008); Senior Vice President and Chief Financial Officer, Intuit, Inc. (Sept. 2005 – Jan. 2008).	70	Director, KLA-Tencor Corporation (2008 – present) Director, BEA Systems, Inc. (2007 – 2008) Director, Eaton Corp. (2003 – 2006)

 Independent Trustees (continued)

Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the trust; (Terms of		Fund Complex
office, and length of	Principal Occupations	Overseen by
Time Served1)	During the Past Five Years	the Trustee	Other Directorships

Gerald B. Smith 1950 Trustee (Trustee of Laudus Institutional Trust since 2010.)	Chairman, Chief Executive Officer and Founder of Smith Graham & Co. (investment advisors) (1990 – present).	70	Lead Independent Director, Board of Cooper Industries (2002 – present) Director and Chairman of the Audit Committee, Oneok Partners LP (2003 – present) Director, Oneok, Inc. (2009 – present)

Joseph H. Wender 1944 Trustee (Trustee of Laudus Institutional Trust since 2010.)	Senior Consultant, Goldman Sachs & Co., Inc. (Jan. 2008 – present); Partner, Colgin Partners, LLC (vineyards) (February 1998 – present); Senior Director, Chairman of the Finance Committee, GSC Group (July 2005 – Dec. 2007); General Partner, Goldman Sachs & Co., Inc. (Oct. 1982 – June 2005).	70	Board Member and Chairman of the Audit Committee, Isis Pharmaceuticals (1994 – present)

 Interested Trustees

Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the trust; (Terms of		Fund Complex
office, and length of	Principal Occupations	Overseen by
Time Served )	During the Past Five Years	the Trustee	Other Directorships

Charles R. Schwab[2] 1937 Chairman and Trustee (Chairman and Trustee of Laudus Institutional Trust since 2010.)	Chairman and Director, The Charles Schwab Corporation, Charles Schwab & Co., Inc., Charles Schwab Investment Management, Inc., Charles Schwab Bank, N.A.; Chairman and Chief Executive Officer, Schwab (SIS) Holdings Inc. I, Schwab International Holdings, Inc.; Chief Executive Officer, Schwab Holdings, Inc.; Through June 2007, Director, U.S. Trust Company, N.A., U.S. Trust Corporation, United States Trust Company of New York. Until October 2008, Chief Executive Officer, The Charles Schwab Corporation, Charles Schwab & Co., Inc.	70	None

Walter W. Bettinger II2 1960 Trustee (Trustee of Laudus Institutional Trust since 2010.)	As of October 2008, President and Chief Executive Officer, Charles Schwab & Co., Inc. and The Charles Schwab Corporation. Since October 2008, Director, The Charles Schwab Corporation. Since May 2008, Director, Charles Schwab & Co., Inc. and Schwab Holdings, Inc. Since 2006, Director, Charles Schwab Bank. From 2004 through 2007, Executive Vice President and President, Schwab Investor Services. From 2004 through 2005, Executive Vice President and Chief Operating Officer, Individual Investor Enterprise, and from 2002 through 2004, Executive Vice President, Corporate Services. Until October 2008, President and Chief Operating Officer, Charles Schwab & Co., Inc. and The Charles Schwab Corporation.	87	None

 Officers of the Trust

Name, Year of Birth, and Position(s)
with the trust; (Terms of office, and
length of Time Served3)	Principal Occupations During the Past Five Years

Marie Chandoha 1961 President and Chief Executive Officer (Officer of Laudus Institutional Trust since 2010.)	Executive Vice President, Charles Schwab & Co., Inc. (Sept. 2010 – present); Director, President and Chief Executive Officer (Dec. 2010 – present), Chief Investment Officer (Sept. 2010 – Oct. 2011), Charles Schwab Investment Management, Inc.; President and Chief Executive Officer (Dec. 2010 – present) and Chief Investment Officer (Dec. 2010 – Oct. 2011), Schwab Funds, Laudus Funds and Schwab ETFs; Global Head of Fixed Income Business Division, BlackRock, Inc. (formerly Barclays Global Investors) (March 2007 – August 2010); Co-Head and Senior Portfolio Manager, Wells Capital Management (June 1999 – March 2007).

George Pereira 1964 Treasurer and Chief Financial Officer (Officer of Laudus Institutional Trust since 2004.)	Senior Vice President and Chief Financial Officer (Nov. 2004 – present); Chief Operating Officer (Jan. 2011 – present), Charles Schwab Investment Management, Inc.; Treasurer and Chief Financial Officer, Laudus Funds (June 2006 – present); Treasurer and Principal Financial Officer, Schwab Funds (Nov. 2004 – present) and Schwab ETFs (Oct. 2009 – present); Director, Charles Schwab Worldwide Fund, PLC and Charles Schwab Asset Management (Ireland) Limited (April 2005 – present); Treasurer, Chief Financial Officer and Chief Accounting Officer, Excelsior Funds Inc., Excelsior Tax-Exempt Funds, Inc., and Excelsior Funds Trust (June 2006 – June 2007).

Omar Aguilar 1970 Senior Vice President and Chief Investment Officer – Equities (Officer of Laudus Institutional Trust since 2011.)	Senior Vice President and Chief Investment Officer – Equities, Charles Schwab Investment Management, Inc. (April 2011 – present); Senior Vice President and Chief Investment Officer – Equities, Schwab Funds and Laudus Funds (June 2011 – present); Head of the Portfolio Management Group and Vice President of Portfolio Management, Financial Engines, Inc. (May 2009 – April 2011); Head of Quantitative Equity, ING Investment Management (July 2004 – Jan. 2009).

Brett Wander 1961 Senior Vice President and Chief Investment Officer – Fixed Income (Officer of Laudus Institutional Trust since 2011.)	Senior Vice President and Chief Investment Officer – Fixed Income, Charles Schwab Investment Management, Inc. (April 2011 – present); Senior Vice President and Chief Investment Officer – Fixed Income, Schwab Funds and Laudus Funds (June 2011 – present); Senior Managing Director, Global Head of Active Fixed-Income Strategies, State Street Global Advisors (Jan. 2008 – Oct. 2010); Director of Alpha Strategies Loomis, Sayles & Company (April 2006 – Jan. 2008); Managing Director, Head of Market-Based Strategies, State Street Research (August 2003 – Jan. 2005).

Catherine MacGregor 1964 Vice President, Chief Legal Officer and Clerk (Officer of Laudus Institutional Trust since 2005.)	Vice President, Charles Schwab & Co., Inc., Charles Schwab Investment Management, Inc. (July 2005 – present); Vice President (Dec. 2005 – present), Chief Legal Officer and Clerk (March 2007 – present), Laudus Funds; Vice President and Assistant Clerk, Schwab Funds (June 2007 – present) and Schwab ETFs (Oct. 2009 – present).

 Officers of the Trust (continued)

Name, Year of Birth, and Position(s)
with the trust; (Terms of office, and
length of Time Served3)	Principal Occupations During the Past Five Years

David Lekich 1964 Vice President and Assistant Clerk (Officer of Laudus Institutional Trust since 2011.)	Senior Vice President, Charles Schwab & Co., Inc., (Oct. 2011 – present); Senior Vice President, Chief Counsel, Charles Schwab Investment Management Inc. (Oct. 2011 – present); Vice President, Charles Schwab & Co., Inc., (March 2004 – Oct. 2011) and Charles Schwab Investment Management, Inc. (Jan 2011 – Oct. 2011); Secretary, Schwab Funds (April 2011 – present); Vice President and Assistant Clerk, Laudus Funds (April 2011 – present); Secretary (May 2011 – present) and Chief Legal Officer (Nov. 2011 – present), Schwab ETFs.

Michael Haydel 1972 Vice President (Officer of Laudus Institutional Trust since 2006.)	Senior Vice President (March 2011 – present), Vice President (2004 – March 2011), Asset Management Client Services, Charles Schwab & Co., Inc.; Vice President (Sept. 2005 – present), Anti-Money Laundering Officer (Oct. 2005 – Feb. 2009), Laudus Funds; Vice President, Schwab Funds (June 2007 – present) and Schwab ETFs (Oct. 2009 – present).

[1]	Trustees remain in office until they resign, retire or are removed by shareholder vote. The Laudus Funds retirement policy requires that independent trustees retire at age 72 or after 20 years of service as a trustee, whichever comes first. In addition, the Laudus Funds retirement policy also requires any independent trustee of the Laudus Funds who also serves as an independent trustee of the Schwab Funds to retire from the Boards of Trustees of the Laudus Funds upon their required retirement date from either the Boards of Trustees of the Schwab Funds or the Laudus Funds, whichever comes first.
[2]	Messrs. Schwab and Bettinger are Interested Trustees because they are employees of Schwab and/or the investment adviser. In addition to their employment with Schwab and/or the investment adviser, Messrs. Schwab and Bettinger also own stock of The Charles Schwab Corporation.
[3]	The President, Treasurer and Clerk hold office until their respective successors are chosen and qualified or until he or she sooner dies, resigns, is removed or becomes disqualified. Each of the other officers serves at the pleasure of the Board.

Glossary

Bond is a security representing a loan from the investor to the issuer. A bond typically pays interest at a fixed rate (the “coupon rate”) until a specified date (the “maturity date”), at which time the issuer returns the money borrowed (“principal” or “face value”) to the bondholder. Because of their structure, bonds are sometimes called “fixed income securities” or “debt securities.”

An individual bond is subject to the credit risk of the issuer. Bond credit ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). Changes in interest rates can affect a bond’s market value prior to call or maturity. There is no guarantee that a bond’s yield to call or maturity will provide a positive return over the rate of inflation.

Dividend yield is an expression of a stock’s market value in relationship to its dividend amount as a percentage. It is calculated by dividing the stock’s annual dividends by the market price of the stock.

MSCI EAFE Index® (Net) is a free float-adjusted market capitalization index that is designed to measure market equity performance in 22 developed market countries, excluding the U.S. and Canada. This series approximates the minimum possible dividend reinvestment.

MSCI Emerging Markets Index (Net) is a free float-adjusted market capitalization index that is designed to measure equity market performance in the global emerging markets. This series approximates the minimum possible dividend reinvestment.

MSCI World® Index (Net) is a free float-adjusted market capitalization index that is designed to measure global developed markets equity performance. This series approximates the minimum possible dividend reinvestment.

Price to earnings ratio is the price of a stock divided by its historical earnings per share.

Price to book ratio compares the stock’s market value to the value of the total assets less the total liabilities.

S&P 500 Index is a market capitalization index that is designed to measure the performance of 500 leading publicly held companies in leading industries of the U.S. economy.

Sovereign debt refers to debt issued by a national government within a given country and denominated in a foreign currency.

Trading Activity is one of several risk factors commonly used to attribute a portfolio’s return relative to its benchmark. Specifically, trading activity measures a stock’s trailing 12 month trading volume relative to its total shares outstanding. It measures how actively traded a stock has been in the last 12 months.

Proxy Voting

A description of the policies and procedures that each fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request by visiting www.laudus.com, or the Securities and Exchange Commission’s website at www.sec.gov, or by contacting Laudus Funds at 866.452.8387.

Information regarding how each fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request by visiting www.laudus.com, or the Securities and Exchange Commission’s website at www.sec.gov.

Quarterly Disclosure of Portfolio Holdings

Each fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund’s Forms N-Q are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington DC. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The information filed on each fund’s most recent Form N-Q is also available at www.laudus.com.

Notes

For More Information about the Funds:

Investment Adviser
Charles Schwab Investment Management, Inc.
211 Main Street, San Francisco, CA 94105

Shareholder Services
1.888.352.8387
www.laudus.com

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

MFR51735-02

Item 2:	Code of Ethics.
     Not applicable to this semi-annual report.

Item 3:	Audit Committee Financial Expert.
Not applicable to this semi-annual report.

Item 4:	Principal Accountant Fees and Services.
     Not applicable to this semi-annual report.

Item 5:	Audit Committee of Listed Registrants.
     Not applicable.

Item 6:	Schedule of Investments.
The schedules of investments are included as part of the report to shareholders filed under Item 1 of this Form.

Item 7:	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
     Not applicable.

Item 8:	Portfolio Managers of Closed-End Management Investment Company and Affiliated Purchasers.
     Not applicable.

Item 9:	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable.

Item 10:	Submission of Matters to a Vote of Security Holders.
     Not applicable.

Item 11:	Controls and Procedures.
(a)	Based on their evaluation of Registrant’s disclosure controls and procedures, as of a date within 90 days of the filing date, Registrant’s Chief Executive Officer, Jeffrey Mortimer and Registrant’s Principal Financial Officer, George Pereira, have concluded that Registrant’s disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to Registrant’s officers to allow timely decisions regarding disclosures required in this report; (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above.
(b)	During the second fiscal quarter of the period covered by this report, there have been no changes in Registrant’s internal control over financial reporting that the above officers believe to have materially affected, or to be reasonably likely to materially affect, Registrant’s internal control over financial reporting.

Item 12:	Exhibits.
(a)	(1)	Code of ethics — not applicable to this semi-annual report.
(2)	Separate certifications for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the 1940 Act, are attached.

(3)	Not applicable.
(b)	A certification for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(b) under the 1940 Act, is attached. This certification is being furnished to the Securities and Exchange Commission solely pursuant to 18 U.S.C. section 1350 and is not being filed as part of the Form N-CSR with the Commission.
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant ) Laudus Institutional Trust

By:	/s/ Marie Chandoha Marie Chandoha
President and Chief Executive Officer
Date: 11/15/2011
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Marie Chandoha Marie Chandoha
President and Chief Executive Officer
Date: 11/15/2011

By:	/s/ George Pereira George Pereira
Principal Financial Officer
Date: 11/15/2011